SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Provision for income taxes	0
Federal Depository Insurance	$ 250,000
Stock forfeiture	750,000
Unrecognized Tax Benefits	$ 0	0
Accrued for Interest and Penalties	$ 0	$ 0